29. Financial income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2020
Financial Income Expenses Net
Schedule of financial income (expenses), net

Financial expenses include substantially interest and financial charges on borrowings and financing and discounting receivables during the year, losses arising from measurement of derivative financial instruments at fair value, losses on disposals of financial assets, financial charges on provisions on lawsuits and taxes and interest charges on financial leases, as well as discount charges.

	2020	2019	2018
		Note 2	Note 2
Finance expenses:
Cost of debt	(387)	(337)	(327)
Cost of the discounting of receivables	(58)	(101)	(114)
Monetary restatement loss	(265)	(151)	(89)
Interest on lease liabilities	(729)	(528)	(494)
Other finance expenses	(198)	(107)	(71)
Total financial expenses	(1,637)	(1,224)	(1,095)

Financial income:
Income from short term instruments	152	111	23
Monetary restatement gain (*)	749	234	162
Other financial income	8	8	8
Total financial income	909	353	193

Total	(728)	(871)	(902)

(*) On October 29, 2020, the lawsuit had an unappeasable decision in favor of the Company, granting a tax credit in the amount of R$ 1,609, net of the provisions for portions considered unrealizable being R$613 in the financial result.